CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
NON-CURRENT ASSETS
Total Non-current	$ 17,837	¥ 123,035	¥ 123,867
CURRENT ASSETS
Total Current	28,551	196,956	209,581
TOTAL ASSETS	46,388	319,991	333,448
NON-CURRENT LIABILITIES
Lease liabilities	232	1,598	1,208
TOTAL NON-CURRENT LIABILITIES	11,290	77,874	77,752
CURRENT LIABILITIES
Other payables and accruals	2,425	16,724	12,098
Lease liabilities	190	1,317	981
TOTAL CURRENT LIABILITIES	9,374	64,668	73,659
TOTAL LIABILITIES	20,664	142,542	151,411
EQUITY
Issued capital	65,351	450,782	450,782
Other capital reserves	106,600	735,319	719,110
Accumulated losses	(160,775)	(1,109,010)	(1,084,387)
Other comprehensive loss	(1,352)	(9,322)	(10,821)
TOTAL EQUITY	25,724	177,449	182,037
TOTAL LIABILITIES AND EQUITY	46,388	319,991	333,448
Separate [member]
NON-CURRENT ASSETS
Right-of-use assets	147	1,012	360
Total Non-current	147	1,012	360
CURRENT ASSETS
Amounts due from subsidiaries	21,911	151,138	136,120
Cash and cash equivalents	790	5,447	17,017
Total Current	22,701	156,585	153,137
TOTAL ASSETS	22,848	157,597	153,497
NON-CURRENT LIABILITIES
Lease liabilities	51	351
TOTAL NON-CURRENT LIABILITIES	51	351
CURRENT LIABILITIES
Other payables and accruals	804	5,543	4,335
Due to related companies	422	2,913	2,690
Lease liabilities	97	671	373
Derivative financial liabilities	119	824	1,710
TOTAL CURRENT LIABILITIES	1,442	9,951	9,108
TOTAL LIABILITIES	1,493	10,302	9,108
EQUITY
Issued capital	62,176	428,882	428,882
Other capital reserves	127,050	876,377	860,168
Accumulated losses	(165,403)	(1,140,934)	(1,118,038)
Other comprehensive loss	(2,468)	(17,030)	(26,623)
TOTAL EQUITY	21,355	147,295	144,389
TOTAL LIABILITIES AND EQUITY	$ 22,848	¥ 157,597	¥ 153,497